Remuneration and other benefits paid to the Bank’s directors and senior managers - Remuneration of Directors (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€) credit_institution annuity portion payments branch remuneration_component	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of transactions between related parties [line items]
Immediate payment percentage	40.00%
Deferred payment percentage	60.00%
Deferral period	5 years
Number of payments subject to fulfilment of specific objectives | portion	5
Deferred payment, number of annuities | annuity	3
Maximum achievement ratio	125.00%
Profit/(loss) attributable to the parent	€ 11,076,000,000	€ 9,605,000,000	€ 8,124,000,000
Increase (decrease) of profit attributable to owners of parent	0.153
CET1 phase-in percentage	12.30%	12.18%	12.51%
Total shareholder return (in percentage)	40.50%
Executive directors' variable remuneration, quantitative metrics and qualitative assessment, adjustment (in percentage)	138.91%
Executive directors' variable remuneration, quantitative metrics and qualitative assessment, adjustment, weight (in percentage)	15.57%
Executive directors' variable remuneration, quantitative metrics and qualitative assessment, extraordinary adjustment (in percentage)		(30.00%)
Increase of executive chair's total compensation (in percentage)	5.00%
Reduction of Chief Executive Officer variable compensation (in percentage)	9.00%
Ratio of executive directors’ total remuneration to underlying attributable profit	0.19%	0.23%
Hector Grisi
Disclosure of transactions between related parties [line items]
Key management personnel compensation, variable remuneration target	€ 4,200,000
Deferred variable compensation plan linked to multiannual objectives
Disclosure of transactions between related parties [line items]
Deferred payment percentage	60.00%
Deferral period	5 years
Deferred payment, number of annuities | annuity	3
Deferred payment, percentage paid in cash	50.00%
Deferred payment, percentage paid in shares	50.00%
Deference between total shareholder return and TSR objective (in percentages)	5.00%
Deferred payment, TSR objective, number of peer credit institutions | credit_institution	9
Fair value of plan, initial achievement	70.00%
Deferred variable compensation plan linked to multiannual objectives | Minimum
Disclosure of transactions between related parties [line items]
Deferral period	3 years
Deferred variable compensation plan linked to multiannual objectives | Maximum
Disclosure of transactions between related parties [line items]
Deferral period	5 years
Directors
Disclosure of transactions between related parties [line items]
Number of remuneration components | remuneration_component	2
By-law stipulated emoluments	€ 5,300,000	€ 4,700,000
Increase (decrease) annual emoluments, per director	3,000
Directors | Maximum
Disclosure of transactions between related parties [line items]
Remuneration of directors approved by the board of directors	€ 6,000,000	€ 6,000,000
Directors | Deferred variable compensation plan linked to multiannual objectives
Disclosure of transactions between related parties [line items]
Immediate payment percentage	40.00%
Deferred payment percentage	60.00%
Deferral period	5 years
Number of payments subject to fulfilment of specific objectives | payments	3
Chairman and CEO | Ana Botina and Jose Antonio Alvarez
Disclosure of transactions between related parties [line items]
Pensionable base, expressed as a percent of fixed, percentage	22.00%
Pensionable base, expressed as a percent of fixed, bonus average	30.00%
Pensionable base, expressed as a percent of fixed, number of previous bonuses | branch	3